Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2020
Key Management Personnel Compensation [Abstract]
Schedule of key management personnel compensation

	30 June 2020	30 June 2019	30 June 2018
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	867,054	952,406	570,256
Post-employment benefits	29,213	32,300	32,087
Long-term benefits	3,610	3,652	—
Share-based payments	73,088	1,296,400	59,975
Total Key Management Personnel Compensation	972,965	2,284,758	662,318